Retrospective Effect of Change in Adoption of Accounting Standards (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Increase (decrease) in cash from operating activities	$ 137,554	$ 126,722	$ 110,837
Restricted cash	3,111	530	1,022
ASU 2016-15
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Accretion of equity in earnings	(2,945)	(2,956)	(3,262)
ASU 2016-18
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Increase (decrease) in cash from operating activities	$ (1,563)	$ 492	$ 1,258